Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Trade and Other Payables
Trade and Other Payables
10.	TRADE AND OTHER PAYABLES

	December 31	December 31
Current liabilities	2021	2020
Falling due within the year
Trade[1]	$1,922	$6,304
Lease liabilities [2]	126	259
Total	$2,048	$6,563

Non-current liabilities
Trade[1]	$804	$–
Lease liabilities [2]	561	657
Total	$1,365	$657

Notes to table:

1.

At December 31, 2021, Non-current trade liabilities includes fees due to legal counsel of US$635 payable on completion of a partnering transaction. At December 31, 2020, those fees were included in current liabilities.

2.

Lease liabilities relate to lease of offices, a copier and yard storage, which have remaining lease terms of 12 to 101 months and interest rates of 9.5% – 12% over the term of the leases. The following summarizes lease liabilities for the year ended December 31, 2021 and 2020:

Lease liabilities	2021	2020
Beginning balance	$916	$1,220
Interest expense	67	108
Effect of modification to lease term	(284)	–
Lease payments	(267)	(402)
Lease recognition	268	–
Lease settlement	(5)	–
Foreign currency translation difference	(8)	(10)
Ending balance	687	916

Current portion	126	259
Non-current portion	561	657
Total	$687	$916

The following table provides the schedule of undiscounted lease liabilities as at December 31, 2021:

Total
Less than one year	$190
One to five years	550
Later than 5 years	186
Total undiscounted lease liabilities	$926

The Group had short-term lease commitments of less than a year relating to a property lease totaling $90 as of January 1, 2021. During the year ended December 31, 2021, the Group incurred short-term lease commitments of $147 (2020 – $257), and expensed $190 (2020 – $256).